Leases - Schedule of Net Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Minimum Lease Payments [Abstract]
2025	$ 60,295
2026	52,845
2027	43,616
2028	8,622
Total	165,378
Less imputed interest	(10,582)
Finance lease liabilities	154,796	$ 202,763
Finance lease liabilities – current	54,484	52,041
Finance lease liabilities – non-current	$ 100,312	$ 150,722